Note 1 - Nature of Business and Financial Condition (Details Textual) $ in Millions	12 Months Ended
Jun. 30, 2024 USD ($)
Line of Credit Facility, Remaining Borrowing Capacity	$ 5.6
Proceeds from Warrant Exercises	3.5
Avenue Capital Loan [Member]
Extinguishment of Debt, Amount	15.0
Eclipse Term loan [Member]
Proceeds from Issuance of Debt	$ 13.0